Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 240,387	R$ 236,341
Current portion	(33,717)	(29,886)
Non-current portion	206,670	206,455
LT Amazonas [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	174,014	177,569
Sublease Stores [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 66,373	R$ 58,772